N-2 - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 [6]	Oct. 31, 2015
Cover [Abstract]
Entity Central Index Key										0000925683
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Summary of fund expenses
The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2. The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of December 31, 2024, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the annual expenses table below. However, these expenses will be borne by common shareholders and may result in a reduction in the NAV of the common shares. The table and example are based on the fund’s capital structure as of December 31, 2024.
Shareholder Transaction Expenses
Sales load (as a percentage of offering price) 1	—%
Offering expenses (as a percentage of offering price) 1	—%
Dividend Reinvestment Plan fees 2	None
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management fees 3	1.33%
Interest payments on borrowed funds 4	1.23%
Other expenses	0.41%
Total Annual Operating Expenses	2.97%
Contractual Expense Reimbursement 5	(0.19)%
Total Annual Fund Operating Expenses After Expense Reimbursements	2.78%
1	If common shares are sold to or through underwriters, the fund’s prospectus will set forth any applicable sales load and the estimated offering expenses.
2	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to common shares issued directly by the fund. However, whenever common shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional common shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Dividends and distributions” and “Dividend reinvestment plan”.
3	See "Note 5 – Fees and transactions with affiliates.”
4	The fund uses leverage by borrowing under a liquidity agreement. “Interest payments on borrowed funds” includes all interest paid in connection with outstanding loans. See “Note 8 - “Liquidity Agreement.”
5	The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate managed assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended December 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.The Advisor contractually agrees to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Annual Expenses [Table Text Block]
Summary of fund expenses
The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2. The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of December 31, 2024, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the annual expenses table below. However, these expenses will be borne by common shareholders and may result in a reduction in the NAV of the common shares. The table and example are based on the fund’s capital structure as of December 31, 2024.
Shareholder Transaction Expenses
Sales load (as a percentage of offering price) 1	—%
Offering expenses (as a percentage of offering price) 1	—%
Dividend Reinvestment Plan fees 2	None
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management fees 3	1.33%
Interest payments on borrowed funds 4	1.23%
Other expenses	0.41%
Total Annual Operating Expenses	2.97%
Contractual Expense Reimbursement 5	(0.19)%
Total Annual Fund Operating Expenses After Expense Reimbursements	2.78%
1	If common shares are sold to or through underwriters, the fund’s prospectus will set forth any applicable sales load and the estimated offering expenses.
2	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to common shares issued directly by the fund. However, whenever common shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional common shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Dividends and distributions” and “Dividend reinvestment plan”.
3	See "Note 5 – Fees and transactions with affiliates.”
4	The fund uses leverage by borrowing under a liquidity agreement. “Interest payments on borrowed funds” includes all interest paid in connection with outstanding loans. See “Note 8 - “Liquidity Agreement.”
5	The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate managed assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended December 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.The Advisor contractually agrees to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Management Fees [Percent]	[3]									1.33%
Interest Expenses on Borrowings [Percent]	[4]									1.23%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]										0.41%
Total Annual Expenses [Percent]										2.97%
Waivers and Reimbursements of Fees [Percent]	[5]									(0.19%)
Net Expense over Assets [Percent]										2.78%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; ; (ii) (a 5% annual return; and (iii) all distributions are reinvested at NAV:
	1 Year	3 Years	5 Years	10 Years
Total Expenses	$28	$90	$155	$328
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund’s common shares. For more complete descriptions of certain of the fund’s costs and expenses, see “Management of the Fund” in the fund’s prospectus. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend Reinvestment Plan” in the fund’s prospectus.The example should not be considered a representation of past or future expenses, and the fund’s actual expenses may be greater or less t han
										those shown. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Expense Example, Year 01										$ 28
Expense Example, Years 1 to 3										90
Expense Example, Years 1 to 5										155
Expense Example, Years 1 to 10										$ 328
Purpose of Fee Table , Note [Text Block]										The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2. The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of December 31, 2024, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which thefund invests. The offering costs to be paid or reimbursed by the fund are not included in the annual expenses table below. However, these expenses will be borne by common shareholders and may result in a reduction in the NAV of the common shares. The table and example are based on the fund’s capital structure as of December 31, 2024.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										If common shares are sold to or through underwriters, the fund’s prospectus will set forth any applicable sales load and the estimated offering expenses.
Management Fee not based on Net Assets, Note [Text Block]										See "Note 5 – Fees and transactions with affiliates.”
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior Securities
Total debt outstanding end of period (in millions)	$125	$120	$110	$110	$110	$110
Asset coverage per $1,000 of debt 7	$6,440	$5,522	$7,265	$6,922	$5,419	$5,385

Senior Securities Amount											$ 125,000,000	$ 120,000,000	$ 110,000,000	$ 110,000,000	$ 110,000,000	$ 110,000,000
Senior Securities Coverage per Unit	[7]										$ 6,440	$ 5,522	$ 7,265	$ 6,922	$ 5,419	$ 5,385
Senior Securities, Note [Text Block]
Senior Securities
Total debt outstanding end of period (in millions)	$125	$120	$110	$110	$110	$110
Asset coverage per $1,000 of debt 7	$6,440	$5,522	$7,265	$6,922	$5,419	$5,385

1	For the two-month period ended 12-31-15. The fund changed its fiscal year end from October 31 to December 31.
2	Based on average daily shares outstanding.
3	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Annualized.
6	Expenses including reductions excluding interest expense were 1.50%, 1.44%, 1.45%, 1.58%, 1.63% (annualized) and 1.62% for the periods ended 12-31-19, 12-31-18, 12-31-17, 12-31-16, 12-31-15 and 10-31-15, respectively.
7	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment objective, principal investment strategies, and principal risks
Unaudited
Investment Objective
The fund’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income.
Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The equity securities in which the fund may invest are common stocks, preferred stocks, warrants, stock purchase rights and securities convertible into other equity securities. Because the fund normally invests more than 25% of its assets in securities of issuers in the banking and thrift industry, the fund is considered to be “concentrated” in this industry. “Net assets” is defined as net assets plus any borrowings for investment purposes. The fund will notify shareholders at least 60 days prior to any change in this 80% policy.
The fund may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies. The fund will focus on common and preferred equity securities of issuers, in that the Advisor believes are undervalued by the marketplace as indicated by, among other factors: (1) the value and quality of the underlying assets of the financial services companies; and (2) the value of a financial services company relative to its earnings potential and to market valuations of comparable companies.
The fund may invest in securities of issuers that are small from a national perspective but have a significant share of their local market. The Advisor intends to focus its investment analysis on delinquency trends, reserve levels and investment and loan portfolio compositions, among other things, in assessing asset quality.
Under normal market conditions, the fund may also invest up to 20% of its net assets in the common and preferred equity securities and other preferred securities of non-financial services companies. The fund also may invest in investment grade securities. The fund may also invest in debt securities that are rated, at the time of purchase, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the fund’s Advisor or Subadvisor to be of comparable quality. The fund will not purchase debt securities rated below C or which are in default at the time of purchase.
The fund may enter into interest-rate swaps for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may engage in portfolio trading, may issue preferred shares, borrow or issue short-term debt securities, and enter into reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets.
The manager may also take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

Risk Factors [Table Text Block]
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Banking industry risk.
Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. Profitability of these businesses depends significantly upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and state regulation.
Changing distribution level & return of capital risk.
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Concentration risk.
Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries a
Credit and counterparty risk.
The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.
Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
Equity securities risk.
The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk.
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters r egar
ding board diversity, climate change policies, and supply chain and human rights policies. Integration of ESG factors into the fund’s investment strategy does not preclude the fund from including companies with low ESG scores or excluding companies with high ESG scores in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Advisor, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s in
v
estments.
Fixed-income securities risk.
A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk.
Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
Hedging, derivatives, and other strategic transactions risk.
Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: interest rate swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities, in addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s net asset value per share (NAV).
Large company risk.
Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Leveraging risk.
Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.
LIBOR discontinuation risk.
The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of LIBOR s ettings w
as published on a “synthetic” basis until September, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.
Liquidity risk.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Lower-rated and high-yield fixed-income securities risk.
Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational and cybersecurity risk.
Cybersecurity breache
s m
ay allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, er ror by
third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk.
Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Real estate investment trust risk.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk.
Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small and mid-sized company risk.
Small and mid-sized companies are gener
ally les
s established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Share Price [Table Text Block]	The following table sets forth for each of the periods indicated the high and low closing market prices for common shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the fund’s common shares were trading as of such date. NAV is determined once daily
as of the close of regular trading of the NYSE (typically 4:00 P.M., Eastern Time). See “Determination of Net Asset Value” within the fund’s prospectus for information as to the determination of the fund’s NAV.
	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High	Low	High	Low	High	Low
March 31, 2023	$38.20	$28.14	$34.51	$25.52	10.69%	10.27%
June 30, 2023	30.54	22.99	26.36	21.82	15.86	5.36
September 30, 2023	31.05	25.11	28.52	24.25	8.87	3.55
December 31, 2023	30.96	23.12	30.47	23.04	1.61	0.35
March 31, 2024	31.17	27.14	30.37	27.68	2.63	-1.95
June 30, 2024	29.09	26.36	28.85	26.98	0.83	-2.30
September 30, 2024	33.45	27.89	33.59	27.90	-0.42	-0.04
December 31, 2024	39.45	31.82	39.02	31.79	1.10	0.09
										The fund does not believe that there are any material unresolved written comments, received 180 days or more before December 31, 2024, from the Staff of the SEC regarding any of the fund’s periodic or current reports under the Securities Exchange Act or the 1940 Act, or its registration statement.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]										19,765,814
Principal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.

Banking Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banking industry risk.
Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. Profitability of these businesses depends significantly upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and state regulation.

Changing Distribution Level Return Of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing distribution level & return of capital risk.
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration risk.
Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries a

Credit and Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit and counterparty risk.
The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic And Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic and market events risk.
Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity securities risk.
The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Esg Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	ESG integration risk.
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters r egar
ding board diversity, climate change policies, and supply chain and human rights policies. Integration of ESG factors into the fund’s investment strategy does not preclude the fund from including companies with low ESG scores or excluding companies with high ESG scores in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Advisor, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s in
v
										estments.
Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-income securities risk.
A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign securities risk.
Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging Derivatives And Other Strategic Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging, derivatives, and other strategic transactions risk.
Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: interest rate swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities, in addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s net asset value per share (NAV).

Large Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large company risk.
Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging risk.
Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.

Libor Discontinuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR discontinuation risk.
The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of LIBOR s ettings w
as published on a “synthetic” basis until September, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity risk.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Lower Rated And High Yield Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower-rated and high-yield fixed-income securities risk.
Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Operational And Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and cybersecurity risk.
Cybersecurity breache
s m
ay allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, er ror by
third parties, communication errors, or technology failures, among other causes.

Preferred And Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred and convertible securities risk.
Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.

Real Estate Investment Trust Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real estate investment trust risk.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real Estate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real estate securities risk.
Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small And Mid Sized Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and mid-sized company risk.
Small and mid-sized companies are gener
ally les
s established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 31.82	$ 27.89	$ 26.36	$ 27.14	$ 23.12	$ 25.11	$ 22.99	$ 28.14
Highest Price or Bid		39.45	33.45	29.09	31.17	30.96	31.05	30.54	38.2
Lowest Price or Bid, NAV		31.79	27.9	26.98	27.68	23.04	24.25	21.82	25.52
Highest Price or Bid, NAV		$ 39.02	$ 33.59	$ 28.85	$ 30.37	$ 30.47	$ 28.52	$ 26.36	$ 34.51
Highest Price or Bid, Premium (Discount) to NAV [Percent]		1.10%	(0.42%)	0.83%	2.63%	1.61%	8.87%	15.86%	10.69%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		0.09%	(0.04%)	(2.30%)	(1.95%)	0.35%	3.55%	5.36%	10.27%

[1]	If common shares are sold to or through underwriters, the fund’s prospectus will set forth any applicable sales load and the estimated offering expenses.
[2]	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to common shares issued directly by the fund. However, whenever common shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional common shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Dividends and distributions” and “Dividend reinvestment plan”.
[3]	See "Note 5 – Fees and transactions with affiliates.”
[4]	The fund uses leverage by borrowing under a liquidity agreement. “Interest payments on borrowed funds” includes all interest paid in connection with outstanding loans. See “Note 8 - “Liquidity Agreement.”
[5]	The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate managed assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended December 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.The Advisor contractually agrees to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	For the two-month period ended 12-31-15. The fund changed its fiscal year end from October 31 to December 31.
[7]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.